Fair Value - Hierarchy table (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	$ 13,432,501	$ 13,448,262
Short-term investments	21,697	46,688
Equities	38,626	443,861
Other invested assets	443,629	190,899
Funds held - directly managed	353,995	399,899
Total	14,290,448	14,529,609
Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	5,263	15,311
Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		5,675
Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	10,130	9,428
Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,989	2,745
Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,369
Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(7,142)	(15,109)
Derivative liabilities | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(140)
Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(97)	(3,944)
Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,217)	(2,878)
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(13,403)	(24,383)
Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(185)	(1,462)
Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	143,193	125,922
Annuities and residuals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		8,436
Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	305,729	71,298
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	1,603	966
Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	4,540	10,146
Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,800	80,025
Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	26,867	57,679
Real estate investment trust
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		46,379
Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	6	43,375
Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		34,264
Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	9,800	29,384
Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		25,871
Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		22,924
Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		28,197
Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	153	75,763
U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	3,541,433	2,872,845
Funds held - directly managed	171,975	169,951
U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	684,555	778,326
Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	1,136,034	1,332,925
Funds held - directly managed	104,512	119,487
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	5,705,522	5,086,199
Funds held - directly managed	71,365	99,349
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	124,060	1,037,816
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	2,240,897	2,290,640
Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities		49,511
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Short-term investments	0	0
Equities	979	385,608
Other invested assets	0	5,535
Funds held - directly managed	0	0
Total	979	391,143
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		5,675
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(140)
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Annuities and residuals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Quoted prices in active markets for identical assets (Level 1) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	0	0
Quoted prices in active markets for identical assets (Level 1) | Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	0	0
Quoted prices in active markets for identical assets (Level 1) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	72,226
Quoted prices in active markets for identical assets (Level 1) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	973	29,422
Quoted prices in active markets for identical assets (Level 1) | Real estate investment trust
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		46,379
Quoted prices in active markets for identical assets (Level 1) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	6	43,375
Quoted prices in active markets for identical assets (Level 1) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		26,863
Quoted prices in active markets for identical assets (Level 1) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	21,177
Quoted prices in active markets for identical assets (Level 1) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		25,871
Quoted prices in active markets for identical assets (Level 1) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		20,939
Quoted prices in active markets for identical assets (Level 1) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		28,197
Quoted prices in active markets for identical assets (Level 1) | Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	71,159
Quoted prices in active markets for identical assets (Level 1) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Funds held - directly managed	0	0
Quoted prices in active markets for identical assets (Level 1) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Quoted prices in active markets for identical assets (Level 1) | Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Funds held - directly managed	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Funds held - directly managed	0	0
Quoted prices in active markets for identical assets (Level 1) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Quoted prices in active markets for identical assets (Level 1) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities		0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	13,209,323	12,939,716
Short-term investments	21,697	46,688
Equities	6,760	20,697
Other invested assets	(12,598)	(25,643)
Funds held - directly managed	349,455	389,753
Total	13,574,637	13,371,211
Significant other observable inputs (Level 2) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	5,263	15,311
Significant other observable inputs (Level 2) | Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant other observable inputs (Level 2) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,369
Significant other observable inputs (Level 2) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(7,142)	(15,109)
Significant other observable inputs (Level 2) | Derivative liabilities | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant other observable inputs (Level 2) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(13,403)	(24,383)
Significant other observable inputs (Level 2) | Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(185)	(1,462)
Significant other observable inputs (Level 2) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,500	0
Significant other observable inputs (Level 2) | Annuities and residuals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant other observable inputs (Level 2) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant other observable inputs (Level 2) | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	1,603	966
Significant other observable inputs (Level 2) | Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	0	0
Significant other observable inputs (Level 2) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,800	7,799
Significant other observable inputs (Level 2) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	4,960	5,497
Significant other observable inputs (Level 2) | Real estate investment trust
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant other observable inputs (Level 2) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		7,401
Significant other observable inputs (Level 2) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant other observable inputs (Level 2) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant other observable inputs (Level 2) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant other observable inputs (Level 2) | Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant other observable inputs (Level 2) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	3,541,433	2,872,845
Funds held - directly managed	171,975	169,951
Significant other observable inputs (Level 2) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	560,728	639,479
Significant other observable inputs (Level 2) | Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	1,136,034	1,332,925
Funds held - directly managed	104,512	119,487
Significant other observable inputs (Level 2) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	5,705,522	5,086,199
Funds held - directly managed	71,365	99,349
Significant other observable inputs (Level 2) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	24,709	668,117
Significant other observable inputs (Level 2) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	2,240,897	2,290,640
Significant other observable inputs (Level 2) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities		49,511
Significant unobservable inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	223,178	508,546
Short-term investments	0	0
Equities	30,887	37,556
Other invested assets	456,227	211,007
Funds held - directly managed	4,540	10,146
Total	714,832	767,255
Significant unobservable inputs (Level 3) [Member] | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) [Member] | Derivative assets | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) [Member] | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	10,130	9,428
Significant unobservable inputs (Level 3) [Member] | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,989	2,745
Significant unobservable inputs (Level 3) [Member] | Derivative assets | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Significant unobservable inputs (Level 3) [Member] | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) [Member] | Derivative liabilities | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0
Significant unobservable inputs (Level 3) [Member] | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(97)	(3,944)
Significant unobservable inputs (Level 3) [Member] | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,217)	(2,878)
Significant unobservable inputs (Level 3) [Member] | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) [Member] | Derivative liabilities | TBAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0	0
Significant unobservable inputs (Level 3) [Member] | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	141,693	125,922
Significant unobservable inputs (Level 3) [Member] | Annuities and residuals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		8,436
Significant unobservable inputs (Level 3) [Member] | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	305,729	71,298
Significant unobservable inputs (Level 3) [Member] | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	0	0
Significant unobservable inputs (Level 3) [Member] | Other invested assets funds held directly managed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held - directly managed	4,540	10,146
Significant unobservable inputs (Level 3) [Member] | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) [Member] | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	20,934	22,760
Significant unobservable inputs (Level 3) [Member] | Real estate investment trust
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant unobservable inputs (Level 3) [Member] | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0	0
Significant unobservable inputs (Level 3) [Member] | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant unobservable inputs (Level 3) [Member] | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	9,800	8,207
Significant unobservable inputs (Level 3) [Member] | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant unobservable inputs (Level 3) [Member] | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,985
Significant unobservable inputs (Level 3) [Member] | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0
Significant unobservable inputs (Level 3) [Member] | Mutual funds and exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	153	4,604
Significant unobservable inputs (Level 3) [Member] | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Funds held - directly managed	0	0
Significant unobservable inputs (Level 3) [Member] | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	123,827	138,847
Significant unobservable inputs (Level 3) [Member] | Non US sovereign government supranational and government related [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Funds held - directly managed	0	0
Significant unobservable inputs (Level 3) [Member] | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0	0
Funds held - directly managed	0	0
Significant unobservable inputs (Level 3) [Member] | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	99,351	369,699
Significant unobservable inputs (Level 3) [Member] | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	$ 0	0
Significant unobservable inputs (Level 3) [Member] | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities		$ 0